Convertible Preferred Shares - Schedule of preferred shares and Series A convertible preferred shares (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)					9,782,505
Convertible preferred shares outstanding (in shares)					9,782,505
Liquidation Preference					$ 39,279
Carrying Value					$ 38,908
Share options
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)					2,650,980
Convertible preferred shares outstanding (in shares)	0	0	2,650,980	2,650,980	2,650,980
Liquidation Preference					$ 3,865
Carrying Value	$ 0	$ 0	$ 3,761	$ 3,761	$ 3,761
Convertible A preferred stock
Debt Instrument, Redemption [Line Items]
Convertible preferred shares authorized (in shares)					7,131,525
Convertible preferred shares outstanding (in shares)	0	0	7,131,525	7,131,525	7,131,525
Liquidation Preference					$ 35,414
Carrying Value	$ 0	$ 0	$ 35,147	$ 35,147	$ 35,147